Document and Entity Information	Sep. 01, 2021
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001610853
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Entity File Number	001-38445
Entity Tax Identification Number	36-4787690
Entity Address, Address Line One	642 Newtown Yardley Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Newtown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	(215)
Local Phone Number	944-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	HSDT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false